Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 21,512	$ 20,153	$ 19,623
Average number of employees	218,271	220,928	227,552
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 31	$ 29	$ 15
Average number of employees	23	28	29
Member of defined benefit plan, number of employees	1